Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Maximum Exposure to Credit Risk before Collateral Held or Other Credit Enhancements
The following table shows the maximum exposure to credit risk before taking into account any collateral held or other credit enhancements at March 31, 2022 and 2021.

	At March 31,
	2022	2021

	(In millions)
Credit risk exposures relating to assets on the consolidated statements of financial position:
Deposits with banks	¥74,780,886	¥72,311,473
Call loans and bills bought	1,965,135	2,553,468
Reverse repurchase agreements and cash collateral on securities borrowed	11,303,930	11,738,072
Trading assets	3,489,258	2,732,480
Derivative financial instruments	6,443,748	5,521,617
Financial assets at fair value through profit or loss	1,657,206	1,667,164
Investment securities:
Debt instruments at amortized cost	83,954	72,015
Debt instruments at FVOCI	28,066,966	26,392,635
Loans and advances	104,635,815	97,714,938
Other financial assets	5,309,839	4,250,454
Credit risk exposures relating to off-balance sheet items (1) :
Loan commitments	73,246,384	71,677,806
Financial guarantees and other credit-related contingent liabilities	11,722,240	9,872,696

Total	¥322,705,361	¥306,504,818

(1)	The off-balance sheet items represent the nominal amounts of undrawn loan commitments, financial guarantees and other credit-related contingent liabilities.

Financial Effect of Collateral and Other Credit Enhancements on Loans and Advances for Borrowers Requiring Caution and Impaired Loans and Advances
The following table shows the financial effect of collateral and other credit enhancements on impaired loans and advances at March 31, 2022 and 2021. The maximum collateral amounts included in the disclosure are limited to the carrying value of loans and advances where the credit exposure is over-collateralized.

	At March 31,
	2022	2021

	(In millions)
Impaired loans and advances	¥1,406,094	¥1,171,576
Financial effect of collateral and other credit enhancements	393,462	394,819

Loans and Advances by Geographical Sector
An analysis of concentrations of credit risk from loans and advances by geographical sector and industry sector at March 31, 2022 and 2021 is shown below. The concentration by geographical sector is measured based on the domicile of the borrower.
Geographical sector

	At March 31,
	2022	2021

	(In millions)
Domestic	¥64,189,084	¥63,307,158
Foreign:
Americas	15,220,380	12,688,446
Europe	8,486,389	7,056,152
Asia	13,095,814	11,432,361
Others	4,962,032	4,341,438

Total foreign	41,764,615	35,518,397

Gross loans and advances	105,953,699	98,825,555
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(324,830)	(261,330)
Less: Allowance for loan losses	(993,054)	(849,287)

Carrying amount	¥104,635,815	¥97,714,938

Loans and Advances by Industry Sector
Industry sector

	At March 31,
	2022	2021

	(In millions)
Domestic:
Manufacturing	¥10,105,370	¥10,174,683
Agriculture, forestry, fisheries and mining	378,366	277,471
Construction	847,805	886,539
Transportation, communications and public enterprises	6,210,330	5,878,522
Wholesale and retail	5,903,439	6,014,746
Finance and insurance	3,549,762	3,423,625
Real estate and goods rental and leasing	14,314,582	11,760,698
Services	4,860,235	4,831,938
Municipalities	600,759	625,639
Lease financing	18,476	24,678
Consumer (1)	15,506,486	15,274,719
Others	1,893,474	4,133,900

Total domestic	64,189,084	63,307,158

Foreign:
Public sector	440,236	309,372
Financial institutions	8,311,518	7,241,844
Commerce and industry	28,838,245	24,659,663
Lease financing	290,097	306,988
Others	3,884,519	3,000,530

Total foreign	41,764,615	35,518,397

Gross loans and advances	105,953,699	98,825,555
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(324,830)	(261,330)
Less: Allowance for loan losses	(993,054)	(849,287)

Carrying amount	¥104,635,815	¥97,714,938

(1)	The balance in Consumer mainly consists of housing loans. The housing loan balances amounted to ¥10,676,967 million and ¥10,736,709 million at March 31, 2022 and 2021, respectively.

Disaggregation of Structured Finance Loans and Advances
Structured finance:

	At March 31,
	2022	2021

	(In millions)
Real estate finance	¥3,689,571	¥2,980,521
Project finance	5,828,182	4,755,671
Other structured finance	497,444	513,813

Total structured finance	¥10,015,197	¥8,250,005

Secured and Unsecured Consumer Loans
Consumer:

	At March 31,
	2022	2021

	(In millions)
Secured loans (1)	¥11,311,593	¥11,340,676
Unsecured loans	4,194,893	3,934,043

Total consumer	¥15,506,486	¥15,274,719

(1)	The secured loans and advances mainly represent housing loans. The housing loan balances amounted to ¥10,676,967 million and ¥10,736,709 million at March 31, 2022 and 2021, respectively.

Summary of Loans and Advances at Amortized Cost
The following tables set forth information about the gross carrying amount of financial assets and the exposure to credit risk on loan commitments and financial guarantee contracts by stage allocation and internal rating grades of SMBC. Refer to Note 2 “Summary of Significant Accounting Policies” for information on stage allocation. Also refer to Note 46 “Financial Risk Management” for information on obligor grading system of SMBC.

	At March 31, 2022
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Normal

J1-6	¥44,334,449	¥378,857	¥—	¥44,713,306
G1-6	30,840,638	1,100,849	—	31,941,487
Japanese government and local municipal corporations	2,777,135	—	—	2,777,135
Other (1)	22,894,567	93,025	—	22,987,592
Requiring caution
J7	—	922,423	—	922,423
G7	—	987,573	—	987,573
Other (1)	—	218,089	—	218,089
Impaired (2)	—	—	1,406,094	1,406,094

Gross loans and advances	100,846,789	3,700,816	1,406,094	105,953,699
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(324,830)
Less: Allowance for loan losses	(162,919)	(247,020)	(583,115)	(993,054)

Carrying amount				¥104,635,815

(1)	The balance of “Other” includes housing loans, which amounted to ¥10,575,167 million and ¥17,600 million for the borrower category of Normal and Requiring Caution, respectively.
(2)	“Impaired” refers to loans and advances to borrowers with obligor grades not higher than 7R.

	At March 31, 2021
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Normal
J1-6	¥42,556,624	¥489,127	¥—	¥43,045,751
G1-6	26,374,296	922,810	—	27,297,106
Japanese government and local municipal corporations	2,804,786	—	—	2,804,786
Other (1)	22,419,540	104,469	—	22,524,009
Requiring caution
J7	—	1,107,499	—	1,107,499
G7	—	707,272	—	707,272
Other (1)	—	167,556	—	167,556
Impaired (2)	—	—	1,171,576	1,171,576

Gross loans and advances	94,155,246	3,498,733	1,171,576	98,825,555
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(261,330)
Less: Allowance for loan losses	(170,156)	(255,909)	(423,222)	(849,287)

Carrying amount				¥97,714,938

(1)	The balance of “Other” includes housing loans, which amounted to ¥10,615,897 million and ¥20,789 million for the borrower category of Normal and Requiring Caution, respectively.
(2)	“Impaired” refers to loans and advances to borrowers with obligor grades not higher than 7R.
Modified loans and advances that were subject to lifetime ECL measurement amounted to ¥92,749 million and ¥100,789 million for the fiscal years ended March 31, 2022 and 2021, respectively. The net modification gain or loss is not material.

	At March 31, 2022
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loan commitments and financial guarantees (1) :
Gross carrying amount	¥39,125,698	¥874,122	¥57,740	¥40,057,560
Allowance for off-balance sheet items	34,473	41,756	12,034	88,263

	At March 31, 2021
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loan commitments and financial guarantees (1) :
Gross carrying amount	¥35,035,453	¥721,955	¥41,173	¥35,798,581
Allowance for off-balance sheet items	33,034	35,480	7,181	75,695

(1)	Loan commitments are the undrawn components of loan commitments on which ECL can be separately identified from those on the drawn components.

Movements in ECL allowance
The following tables show reconciliations from the opening balance to the closing balance of the ECL allowance by class of financial instrument.

	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost (1) :
Balance at April 1, 2020	¥203,286	¥147,382	¥355,737	¥706,405
Transfer to 12-month ECL	6,126	(5,770)	(356)	—
Transfer to lifetime ECL not credit-impaired	(10,899)	13,261	(2,362)	—
Transfer to lifetime ECL credit-impaired	(3,248)	(25,771)	29,019	—

Net transfers between stages	(8,021)	(18,280)	26,301	—
Provision (credit) for loan losses (2)	(29,279)	123,622	182,742	277,085
Charge-offs (3)	—	—	161,603	161,603
Recoveries	—	—	12,801	12,801

Net charge-offs	—	—	148,802	148,802
Others (4)	4,170	3,185	7,244	14,599

Balance at March 31, 2021	¥170,156	¥255,909	¥423,222	¥849,287

Transfer to 12-month ECL	8,140	(5,225)	(2,915)	—
Transfer to lifetime ECL not credit-impaired	(9,170)	13,747	(4,577)	—
Transfer to lifetime ECL credit-impaired	(4,251)	(55,867)	60,118	—

Net transfers between stages	(5,281)	(47,345)	52,626	—
Provision (credit) for loan losses (5)	(8,715)	29,062	248,713	269,060
Charge-offs (3)	—	—	166,553	166,553
Recoveries	—	—	13,403	13,403

Net charge-offs	—	—	153,150	153,150
Others (4)	6,759	9,394	11,704	27,857

Balance at March 31, 2022	¥162,919	¥247,020	¥583,115	¥993,054

(1)
“Loans and advances at amortized cost” includes allowance for undrawn components of loan commitments issued to retail customers which cannot be separately identified from that for the drawn components.

(2)
The increase in the balance of the total ECL allowance at March 31, 2021 is primarily due to both an increase in loans and advances to corporate borrowers who were severely affected by the
COVID-19
pandemic and, as a result, whose obligor grades were downgraded to the extent that the credit risk on loans and advances to such borrowers was determined to be significantly increased since initial recognition, and additional adjustments to the ECL allowance for some portfolios of loans and advances, offset by the release of part of the ECL allowance due to the improved macroeconomic forecast.

(3)	Charge-offs for lifetime ECL credit-impaired are primarily related to those for consumer loans.
(4)	Others mainly include foreign exchange translations.
(5)
The increase in the balance of the total ECL allowance at March 31, 2022 was primarily due to an increase in the provision for loan losses related to the Group’s corporate customers adversely affected by the situation in Russia and Ukraine and the downgrades of certain large borrowers, which was partially offset by a decrease in the provision recognized in the previous fiscal year related to the Group’s corporate customers affected by the COVID-19 pandemic, as a result of their recovery in the current fiscal year. For additional information, refer to Note 3 “Critical Accounting Estimates and Judgments.”

	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loan commitments and financial guarantees (1) :

Balance at April 1, 2020	¥46,118	¥21,423	¥3,713	¥71,254
Net transfers between stages	(632)	(55)	687	—
Provision (credit) for off-balance sheet items	(11,492)	14,112	2,781	5,401
Others	(960)	—	—	(960)

Balance at March 31, 2021	¥33,034	¥35,480	¥7,181	¥75,695

Net transfers between stages	(816)	937	(121)	—
Provision for off-balance sheet items	605	5,339	4,974	10,918
Others	1,650	—	—	1,650

Balance at March 31, 2022	¥34,473	¥41,756	¥12,034	¥88,263

(1)	ECL allowance for loan commitments is that for the undrawn components of loan commitments, which can be separately identified from that for the drawn components.

Trading Assets and Investment Securities Based on External Rating System
The following tables show an analysis of trading assets, financial assets at fair value through profit or loss and debt instruments at amortized cost and at fair value through other comprehensive income based on the external rating system at March 31, 2022 and 2021, excluding instruments with equity features. Collateral is generally not obtained directly from the issuers.

	At March 31, 2022
	Trading assets (1)	Financial assets at fair value through profit or loss (1)	Debt instruments at amortized cost (1)(2)	Debt instruments at fair value through other comprehensive income (1)(2)

	(In millions)
AAA	¥519,262	¥7,999	¥—	¥8,634,719
AA- to AA+	2,437,286	36,147	25,741	18,225,704
A- to A+	243,090	20,836	—	670,840
Lower than A-	195,008	89,955	57,646	863,446
Unrated	3,365	677	567	192,349

Total	¥3,398,011	¥155,614	¥83,954	¥28,587,058

	At March 31, 2021
	Trading assets (1)	Financial assets at fair value through profit or loss (1)	Debt instruments at amortized cost (1)(2)	Debt instruments at fair value through other comprehensive income (1)(2)

	(In millions)
AAA	¥132,666	¥8,010	¥—	¥8,444,814
AA- to AA+	2,132,634	38,662	22,300	16,135,234
A- to A+	249,114	24,397	—	932,467
Lower than A-	137,305	91,862	48,181	782,352
Unrated	15,439	1,081	1,534	136,063

Total	¥2,667,158	¥164,012	¥72,015	¥26,430,930

(1)
The amounts represent fair value for trading assets and financial assets at fair value through profit or loss, whereas they represent the gross carrying amount for debt instruments at amortized cost and at fair value through other comprehensive income.

(2)	There were no debt instruments at amortized cost or debt instruments at fair value through other comprehensive income subject to lifetime ECL at March 31, 2022 and 2021.

VaR by Risk Category
The following tables show the Group’s VaR by risk category and these figures are prepared based on the internal reporting provided to management. The Group’s material market risk exposure categories consist of interest rate risk, foreign exchange risk, equities and commodities risk and others. The section headed “VaR for Trading Activity” shows VaR for instruments entered into for trading purposes and the VaR model for the trading book includes principal consolidated subsidiaries. The section headed “VaR for
Non-Trading
Activity” shows VaR for instruments entered into for purposes other than trading purposes. “Strategic Shareholding Investment” in the “VaR for
Non-Trading
Activity” section is a portfolio that consists principally of publicly traded Japanese equities. This portfolio, like that of other financial institutions in Japan, has historically included shares of the Group’s customers.

(a)	VaR for Trading Activity

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)

	(In billions)
For the fiscal year ended March 31, 2022:
SMBC Consolidated

Maximum	¥49.4	¥41.9	¥3.0	¥8.6	¥13.0
Minimum	5.1	7.9	0.2	3.4	6.1
Daily average	15.3	15.9	1.0	5.9	9.0
At March 31, 2022	49.1	41.9	0.2	6.9	10.2
SMFG Consolidated
Maximum	¥59.9	¥42.7	¥9.4	¥8.6	¥31.1
Minimum	13.8	8.6	5.1	3.4	20.6
Daily average	25.0	17.2	6.8	5.9	25.5
At March 31, 2022	59.0	42.7	5.5	6.9	25.9

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)

	(In billions)
For the fiscal year ended March 31, 2021:
SMBC Consolidated
Maximum	¥6.1	¥8.8	¥1.7	¥3.9	¥8.1
Minimum	3.7	6.1	0.0	2.5	5.5
Daily average	5.1	7.3	0.5	3.2	6.5
At March 31, 2021	5.5	8.1	0.1	3.5	6.2
SMFG Consolidated
Maximum	¥15.1	¥9.9	¥8.8	¥3.9	¥24.4
Minimum	11.7	6.6	1.9	2.5	15.6
Daily average	13.2	8.4	4.7	3.2	19.5
At March 31, 2021	14.6	8.8	5.1	3.5	20.7

(1)
Total for “Maximum,” “Minimum,” and “Daily average” represent the maximum, minimum and daily average of the total of the trading book. For certain subsidiaries, the Group employs the standardized method and/or the historical simulation method for the VaR calculation method.

(b)	VaR for Non-Trading Activity

(i)	Banking

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)

	(In billions)
For the fiscal year ended March 31, 2022:
SMBC Consolidated
Maximum	¥60.1	¥0.5	¥25.5	¥0.0	¥63.5
Minimum	43.6	0.0	15.2	0.0	51.5
Daily average	51.7	0.3	21.0	0.0	58.4
At March 31, 2022	58.7	0.0	17.1	0.0	61.9
SMFG Consolidated
Maximum	¥60.8	¥0.5	¥25.5	¥0.0	¥64.3
Minimum	44.1	0.0	15.2	0.0	52.0
Daily average	52.4	0.3	21.0	0.0	59.1
At March 31, 2022	59.4	0.0	17.1	0.0	62.6

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)

	(In billions)
For the fiscal year ended March 31, 2021:
SMBC Consolidated
Maximum	¥55.5	¥0.6	¥27.1	¥0.0	¥58.5
Minimum	43.1	0.0	7.5	0.0	45.5
Daily average	49.3	0.3	15.0	0.0	51.7
At March 31, 2021	50.3	0.0	17.4	0.0	54.5
SMFG Consolidated
Maximum	¥56.1	¥0.6	¥27.1	¥0.0	¥59.0
Minimum	43.9	0.0	7.5	0.0	46.2
Daily average	49.9	0.3	15.0	0.0	52.3
At March 31, 2021	50.8	0.0	17.4	0.0	55.0

(1)	Total for “Maximum,” “Minimum,” and “Daily average” represent the maximum, minimum and daily average of the total of the banking book.
(ii)	Strategic Shareholding Investment

Equities risk
(In billions)
For the fiscal year ended March 31, 2022:
SMBC Consolidated
Maximum	¥1,199.8
Minimum	923.4
Daily average	1,079.3
At March 31, 2022	1,043.5
SMFG Consolidated
Maximum	¥1,384.9
Minimum	1,086.9
Daily average	1,261.3
At March 31, 2022	1,226.4

Equities risk
(In billions)
For the fiscal year ended March 31, 2021:
SMBC Consolidated
Maximum	¥1,161.7
Minimum	784.1
Daily average	966.1
At March 31, 2021	1,111.2
SMFG Consolidated
Maximum	¥1,337.5
Minimum	911.2
Daily average	1,122.2
At March 31, 2021	1,284.1

Maturity Analysis of Contractual Undiscounted Cash Flows for Financial Liabilities
The following tables show a maturity analysis of the contractual undiscounted cash flows for financial liabilities at March 31, 2022 and 2021. The amount of interest on debt instruments is not included in the maturity tables below due to its insignificance.

	At March 31, 2022
	On demand	Not later than three months	Later than three months and not later than one year	Later than one year and not later than three years	Later than three years and not later than five years	Later than five years	Total

	(In millions)
Non-derivative financial instruments:
Deposits	¥109,504,226	¥35,716,375	¥13,658,588	¥2,497,423	¥633,386	¥592,063	¥162,602,061
Call money and bills sold	16,257	981,289	87,177	43,811	1,466	—	1,130,000
Repurchase agreements and cash collateral on securities lent	333,887	19,637,456	49,966	91,853	—	—	20,113,162
Trading liabilities	3,181,992	—	—	—	—	—	3,181,992
Financial liabilities designated at fair value through profit or loss	—	12,080	140,141	111,904	77,418	168,005	509,548
Borrowings	166,662	2,774,392	6,054,105	7,382,113	1,974,285	1,855,060	20,206,617
Debt securities in issue	—	2,124,288	1,587,490	2,225,232	2,573,987	3,177,717	11,688,714
Lease payable	—	18,127	57,941	104,913	76,421	143,672	401,074
Other financial liabilities	3,490,237	4,221,736	3,526	90,045	—	4,133	7,809,677
Off balance sheet items:
Loan commitments	73,246,384	—	—	—	—	—	73,246,384
Financial guarantee contracts	11,722,240	—	—	—	—	—	11,722,240

Total non-derivative financial instruments	¥201,661,885	¥65,485,743	¥21,638,934	¥12,547,294	¥5,336,963	¥5,940,650	¥312,611,469

Derivative financial instruments	¥6,717,823	¥—	¥—	¥13,875	¥77,746	¥156,892	¥6,966,336

	At March 31, 2021
	On demand	Not later than three months	Later than three months and not later than one year	Later than one year and not later than three years	Later than three years and not later than five years	Later than five years	Total

	(In millions)
Non-derivative financial instruments:
Deposits	¥102,997,450	¥35,126,538	¥13,139,583	¥3,031,727	¥648,342	¥552,018	¥155,495,658
Call money and bills sold	2,678	1,350,926	14,911	—	—	—	1,368,515
Repurchase agreements and cash collateral on securities lent	202,934	18,243,737	—	63,235	—	—	18,509,906
Trading liabilities	2,080,826	—	—	—	—	—	2,080,826
Financial liabilities designated at fair value through profit or loss	—	1,050	91,691	51,183	18,746	73,869	236,539
Borrowings	118,408	2,181,321	5,530,491	4,615,101	4,800,771	1,792,917	19,039,009
Debt securities in issue	—	1,969,168	1,557,662	1,959,596	2,072,760	3,533,304	11,092,490
Lease payable	—	19,666	62,571	106,129	72,848	134,738	395,952
Other financial liabilities	3,350,086	5,058,851	3,322	1,045	—	3,744	8,417,048
Off balance sheet items:
Loan commitments	71,677,806	—	—	—	—	—	71,677,806
Financial guarantee contracts	9,872,696	—	—	—	—	—	9,872,696

Total non-derivative financial instruments	¥190,302,884	¥63,951,257	¥20,400,231	¥9,828,016	¥7,613,467	¥6,090,590	¥298,186,445

Derivative financial instruments	¥4,900,077	¥—	¥—	¥608	¥8,578	¥40,170	¥4,949,433

Notes:
1.
Embedded derivatives which are separately accounted for, but presented together with the host contract in the consolidated statements of financial position are not included in the contractual tables above as they relate to the interest cash flow of the host contract, which are also not included in the tables above.

2.	Derivative financial instruments are recorded at fair value. Except for items designated as hedging instruments for fair value hedge, they are included in the column “On demand.”

Balance of Loans and Advances and Deposits
The following table presents the balance of loans and advances, and deposits at March 31, 2022 and 2021. The balance of deposits, which was mainly composed of individual customer deposits at March 31, 2022 and 2021, exceeded the balance of loans and advances at the same time due to the stable deposit base in
Japan.

	At March 31,
	2022	2021

	(In millions)
Loans and advances	¥104,635,815	¥97,714,938
Deposits	162,593,492	155,493,654

Deposits by Domestic and Foreign Offices
The following table presents a breakdown of deposits by domestic and foreign offices. Domestic inter-bank money is classified as “Call money and bills sold” and not included in “Deposits” in the consolidated statements of financial position. Over half of domestic deposits is composed of individual customer deposits.

	At March 31,
	2022	2021

	(In millions)
Domestic offices:
Non-interest-bearing demand deposits	¥28,633,073	¥26,509,136
Interest-bearing demand deposits	67,287,154	63,810,233
Deposits at notice	691,249	732,564
Time deposits	17,624,597	17,833,960
Negotiable certificates of deposit	5,059,074	5,603,154
Others	9,625,768	8,578,530

Total domestic offices	128,920,915	123,067,577

Foreign offices:
Non-interest-bearing demand deposits	2,334,805	1,760,079
Interest-bearing demand deposits	4,221,047	4,825,345
Deposits at notice	11,345,294	10,730,094
Time deposits	7,513,141	7,985,027
Negotiable certificates of deposit	8,010,723	6,967,464
Others	247,567	158,068

Total foreign offices	33,672,577	32,426,077

Total deposits	¥162,593,492	¥155,493,654

Regulatory Capital Requirements
The table below presents the Group’s total capital ratio, total capital and risk-weighted assets under Japanese GAAP at March 31, 2022 and 2021 based on the Basel III rules.

	At March 31,
	2022	2021

	(In billions, except percentages)
SMFG Consolidated:
Total risk-weighted capital ratio	16.56%	18.61%
Tier 1 risk-weighted capital ratio	15.46%	16.96%
Common Equity Tier 1 risk-weighted capital ratio	14.45%	16.00%
Total capital (Common Equity Tier 1 capital + Additional Tier 1 capital + Tier 2 capital)	¥11,983.8	¥12,289.3
Tier 1 capital (Common Equity Tier 1 capital + Additional Tier 1 capital)	11,186.2	11,199.3
Common Equity Tier 1 capital	10,458.4	10,562.8
Risk-weighted assets	72,350.1	66,008.0
The amount of minimum total capital requirements (1)	5,788.0	5,280.6

(1)	The amount of minimum total capital requirements is calculated by multiplying risk-weighted assets by 8%.

Summary Of Financial Instruments Yet To Be Transitioned To An Alternative Benchmark Rate
The following table shows quantitative information about financial instruments that have yet to be transitioned to an alternative benchmark rate at March 31, 2022.

	USD LIBOR (1)	Others (1)(2)

	(In billions)

Carrying amount of non-derivative financial assets	¥13,330	¥370
Carrying amount of non-derivative financial liabilities	1,344	—
Derivative notional amounts	221,161	1,756

(1)	The amounts in the table above are the aggregation of the amounts used for regulatory reporting of SMFG, SMBC, SMBC’s subsidiaries and SMBC Nikko Securities Inc.
(2)
“Others” consists of JPY and GBP LIBOR contracts, most of which include contracts that will switch to using alternative reference rates at the next reset after March 31, 2022. It also includes, to a limited extent, synthetic LIBOR contracts that the Group utilized as a temporary solution.